Report of Independent Registered Public Accounting
Firm

To the Board of Trustees of Goldman Sachs Trust and
Shareholders of the Funds listed in Appendix A:

In planning and performing our audits of the financial statements of the Funds listed in Appendix A, (hereafter collectively referred to as the "Funds") as of and for the periods listed in Appendix A, in accordance with the standards of the Public Company Accounting Oversight Board (United States)
(PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-
CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.
In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company;
(2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.
However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2018.

This report is intended solely for the information and use of the Board of Trustees of Goldman Sachs Trust and the Securities and
Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.



/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
February 26, 2019


Appendix A

Fund
Period
Goldm
an
Sachs
Absolu
te
Retur
n
Tracke
r Fund
January
1, 2018
-
Decemb
er 31,
2018
Goldm
an
Sachs
Altern
ative
Premi
a Fund
January
1, 2018
-
Decemb
er 31,
2018
Goldm
an
Sachs
Comm
odity
Strate
gy
Fund
January
1, 2018
-
Decemb
er 31,
2018
Goldm
an
Sachs
Manag
ed
Future
s
Strate
gy
Fund
January
1, 2018
-
Decemb
er 31,
2018
Goldm
an
Sachs
Global
Real
Estate
Securi
ties
Fund
January
1, 2018
-
Decemb
er 31,
2018
Goldm
an
Sachs
Intern
ational
Real
Estate
Securi
ties
Fund
January
1, 2018
-
Decemb
er 31,
2018
Goldm
an
Sachs
Real
Estate
Securi
ties
Fund
January
1, 2018
-
Decemb
er 31,
2018
Goldm
an
Sachs
U.S.
Equity
Divide
nd and
Premi
um
Fund
January
1, 2018
-
Decemb
er 31,
2018
Goldm
an
Sachs
Intern
ational
Equity
Divide
nd and
Premi
um
Fund
January
1, 2018
-
Decemb
er 31,
2018
Goldm
an
Sachs
U.S.Ta
x-
Manag
ed
Equity
Fund
January
1, 2018
-
Decemb
er 31,
2018
Goldm
an
Sachs
Intern
ational
Tax-
Manag
ed
Equity
Fund
January
1, 2018
-
Decemb
er 31,
2018
Goldm
an
Sachs
Global
Infrast
ructur
e Fund
January
1, 2018
-
Decemb
er 31,
2018
Goldm
an
Sachs
Balanc
ed
Strate
gy
Fund
January
1, 2018
-
Decemb
er 31,
2018
Goldm
an
Sachs
Equity
Growt
h
Strate
gy
Fund
January
1, 2018
-
Decemb
er 31,
2018
Goldm
an
Sachs
Growt
h and
Incom
e
Strate
gy
Fund
January
1, 2018
-
Decemb
er 31,
2018
Goldm
an
Sachs
Growt
h
Strate
gy
Fund
January
1, 2018
-
Decemb
er 31,
2018
Goldm
an
Sachs
Satelli
te
Strate
gies
Fund
January
1, 2018
-
Decemb
er 31,
2018





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